REVERSE RECAPITALIZATION (Tables)	12 Months Ended
Dec. 31, 2022
Reverse Recapitalization [Abstract]
Schedule of Allocation of Earn-Out Shares

In accordance with terms of the Business Combination and upon closing, the Company approved a total of 9,000,000 earn-out shares of Company Class A Common Stock (the “earn-out shares”), which were allocated as follows at December 31, 2022.

Shareholder Type	Grant Date	Number of Shares
Employee	7/18/2022	6,000,000
Investor	7/18/2022	500,000
Employee	9/7/2022	900,000
Non-employee	9/12/2022	200,000
Unallocated shares	—	1,400,000
Total		9,000,000

Schedule of Fair Vale Valuation Assumptions

The estimated acquisition date fair value was determined using a Monte Carlo simulation valuation model. Assumptions used in the valuation at the Closing Date were as follows:

Assumptions
Fair Value of Class A Common Stock	$10.13
Selected Volatility	60%
Risk-free interest rate	3.14%
Contractual terms (years)	4.0

During the year 2022, the grant-date fair values of the earn-outs granted to employees and non-employees were estimated using the following range of weighted average assumptions:

Assumptions
Fair Value of Class A Common Stock	$10.19 – $12.32
Selected Volatility	61.0% – 61.1%
Risk-free interest rate	3.48% – 3.56%
Contractual terms (years)	3.8 – 3.9

The following table provides quantitative information regarding assumptions used in the Black-Scholes option-pricing model to determine the fair value of the Private Warrants as of July 18, 2022 and December 31, 2022:

	July 18, 2022	December 31, 2022
Stock price	10.13	10.88
Term (in years)	5.0	4.55
Expected volatility	60%	60%
Risk-free rate	3.1%	4.1%
Dividend yield	—%	—%

Schedule of Reverse Recapitalization

Upon the closing of the Business Combination and the PIPE Financing, the Company received net cash proceeds of $62,191. The following table reconciles the elements of the Business Combination to the Consolidated Statements of Cash Flows and the Consolidated Statements of Changes in Mezzanine Equity and Stockholders’ Deficit for the year ended December 31, 2022:

Recapitalization
Cash proceeds from ITHAX, net of redemptions	$8,548
Cash proceeds from PIPE Financing	$70,000
Less: Cash payment of ITHAX transaction costs and underwriting fees	$(7,357)
Less: Cash payment of Legacy Mondee transaction costs and advisory fees paid	$(9,000)
Net cash proceeds upon the closing of the Business Combination and PIPE financing	$62,191
Less: Cash payment of ITHAX and Legacy Mondee transaction costs subsequent to closing of the Business Combination	$(7,347)
Net cash proceeds as of December 31, 2022	$54,844
Less: Non-cash net liabilities assumed from ITHAX	$(3,105)
Less: Legacy Mondee transaction costs incurred and unpaid as of December 31, 2022	$(3,274)
Net contributions from the Business Combination and PIPE financing as of December 31, 2022	$48,465

The following table presents the number of shares of the Company Class A Common Stock outstanding immediately following the consummation of the Business Combination:

ITHAX Class A Ordinary Shares, outstanding prior to Business Combination	24,825,000
ITHAX Class B Ordinary Shares, outstanding prior to Business Combination	5,433,750
Less: Redemption of ITHAX Class A Ordinary Shares	(23,311,532)
Shares issued from PIPE financing	7,000,000
Total shares from the Business Combination and PIPE Financing	13,947,218
Legacy Mondee shares(1)	60,800,000
Total shares of Class A Common Stock immediately after Business Combination (Class A Common Stock)*	74,747,218

*Total shares excludes earn-out shares of 7,400,000.